Annual Fund Operating Expenses	Apr. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF | T-REX 2X LONG AFRM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[2]
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[4]
T-REX 2X LONG APH DAILY TARGET ETF | T-REX 2X LONG APH DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	1.50%	[7]
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[8]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[9]
T-REX 2X LONG BMNR DAILY TARGET ETF | T-REX 2X LONG BMNR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[11]
T-REX 2X LONG CRCL DAILY TARGET ETF | T-REX 2X LONG CRCL DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[13]
T-REX 2X Long CRWV Daily Target ETF | T-REX 2X Long CRWV Daily Target ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[15]
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[16]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[17]
T-REX 2X LONG EOSE DAILY TARGET ETF | T-REX 2X LONG EOSE DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[19]
T-REX 2X LONG GLXY DAILY TARGET ETF | T-REX 2X LONG GLXY DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[21]
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[22]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[23]
T-REX 2X LONG HOOD DAILY TARGET ETF | T-REX 2X LONG HOOD DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[24]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[25]
T-REX 2X LONG KTOS DAILY TARGET ETF | T-REX 2X LONG KTOS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[26]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[27]
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[28]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[29]
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[30]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[31]
T-REX 2X Long SMR Daily Target ETF | T-REX 2X Long SMR Daily Target ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[33]
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[34]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[35]
T-REX 2X LONG TTD DAILY TARGET ETF | T-REX 2X LONG TTD DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[36]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[37]
T-REX 2X INVERSE CRCL DAILY TARGET ETF | T-REX 2X INVERSE CRCL DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[38]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[39]
T-REX 2X INVERSE CRWV DAILY TARGET ETF | T-REX 2X INVERSE CRWV DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[41]
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | T-REX 2X INVERSE ALPHABET DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE AMD DAILY TARGET ETF | T-REX 2X INVERSE AMD DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE APPLE DAILY TARGET ETF | T-REX 2X INVERSE APPLE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE AVGO DAILY TARGET ETF | T-REX 2X INVERSE AVGO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE BA DAILY TARGET ETF | T-REX 2X INVERSE BA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE COIN DAILY TARGET ETF | T-REX 2X INVERSE COIN DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE MARA DAILY TARGET ETF | T-REX 2X INVERSE MARA DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE PANW DAILY TARGET ETF | T-REX 2X INVERSE PANW DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE PLTR DAILY TARGET ETF | T-REX 2X INVERSE PLTR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE SHOP DAILY TARGET ETF | T-REX 2X INVERSE SHOP DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE SNOW DAILY TARGET ETF | T-REX 2X INVERSE SNOW DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE TSM DAILY TARGET ETF | T-REX 2X INVERSE TSM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X INVERSE SQ DAILY TARGET ETF | T-REX 2X INVERSE SQ DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ABTC DAILY TARGET ETF | T-REX 2X LONG ABTC DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ACHR DAILY TARGET ETF | T-REX 2X LONG ACHR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG APLD DAILY TARGET ETF | T-REX 2X LONG APLD DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ASST DAILY TARGET ETF | T-REX 2X LONG ASST DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG AUR DAILY TARGET ETF | T-REX 2X LONG AUR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG AVAV DAILY TARGET ETF | T-REX 2X LONG AVAV DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG AVGO DAILY TARGET ETF | T-REX 2X LONG AVGO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG B DAILY TARGET ETF | T-REX 2X LONG B DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG BBAI DAILY TARGET ETF | T-REX 2X LONG BBAI DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG BNC DAILY TARGET ETF | T-REX 2X LONG BNC DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X Long BRR Daily Target ETF | T-REX 2X Long BRR Daily Target ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG BTDR DAILY TARGET ETF | T-REX 2X LONG BTDR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CANG DAILY TARGET ETF | T-REX 2X LONG CANG DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CAVA DAILY TARGET ETF | T-REX 2X LONG CAVA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CEG DAILY TARGET ETF | T-REX 2X LONG CEG DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CELH DAILY TARGET ETF | T-REX 2X LONG CELH DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CHWY DAILY TARGET ETF | T-REX 2X LONG CHWY DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CHYM DAILY TARGET ETF | T-REX 2X LONG CHYM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CLS DAILY TARGET ETF | T-REX 2X LONG CLS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CORZ DAILY TARGET ETF | T-REX 2X LONG CORZ DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG CVNA DAILY TARGET ETF | T-REX 2X LONG CVNA DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG DDOG DAILY TARGET ETF | T-REX 2X LONG DDOG DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG DEFT DAILY TARGET ETF | T-REX 2X LONG DEFT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG DNA DAILY TARGET ETF | T-REX 2X LONG DNA DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG DNUT DAILY TARGET ETF | T-REX 2X LONG DNUT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG DUOL DAILY TARGET ETF | T-REX 2X LONG DUOL DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG EMPD DAILY TARGET ETF | T-REX 2X LONG EMPD DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ETHM DAILY TARGET ETF | T-REX 2X LONG ETHM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ETOR DAILY TARGET ETF | T-REX 2X LONG ETOR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ETHZ DAILY TARGET ETF | T-REX 2X LONG ETHZ DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG GPRO DAILY TARGET ETF | T-REX 2X LONG GPRO DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG GTLS DAILY TARGET ETF | T-REX 2X LONG GTLS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG HIVE DAILY TARGET ETF | T-REX 2X LONG HIVE DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG HOLO DAILY TARGET ETF | T-REX 2X LONG HOLO DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG HSDT DAILY TARGET ETF | T-REX 2X LONG HSDT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ICHR DAILY TARGET ETF | T-REX 2X LONG ICHR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG ICLR DAILY TARGET ETF | T-REX 2X LONG ICLR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG IREN DAILY TARGET ETF | T-REX 2X LONG IREN DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG KSS DAILY TARGET ETF | T-REX 2X LONG KSS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG LITS DAILY TARGET ETF | T-REX 2X LONG LITS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG LMND DAILY TARGET ETF | T-REX 2X LONG LMND DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG MARA DAILY TARGET ETF | T-REX 2X LONG MARA DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG MBLY DAILY TARGET ETF | T-REX 2X LONG MBLY DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG NAKA DAILY TARGET ETF | T-REX 2X LONG NAKA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG NVTS DAILY TARGET ETF | T-REX 2X LONG NVTS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG NXTT DAILY TARGET ETF | T-REX 2X LONG NXTT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG OKLO DAILY TARGET ETF | T-REX 2X LONG OKLO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG OPEN DAILY TARGET ETF | T-REX 2X LONG OPEN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG OSCR DAILY TARGET ETF | T-REX 2X LONG OSCR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG OUST DAILY TARGET ETF | T-REX 2X LONG OUST DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG PANW DAILY TARGET ETF | T-REX 2X LONG PANW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG POOL DAILY TARGET ETF | T-REX 2X LONG POOL DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG PTON DAILY TARGET ETF | T-REX 2X LONG PTON DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG QUBT DAILY TARGET ETF | T-REX 2X LONG QUBT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG RDW DAILY TARGET ETF | T-REX 2X LONG RDW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG RXRX DAILY TARGET ETF | T-REX 2X LONG RXRX DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SHOP DAILY TARGET ETF | T-REX 2X LONG SHOP DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SLMT DAILY TARGET ETF | T-REX 2X LONG SLMT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SOUN DAILY TARGET ETF | T-REX 2X LONG SOUN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SPOT DAILY TARGET ETF | T-REX 2X LONG SPOT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SRFM DAILY TARGET ETF | T-REX 2X LONG SRFM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG STSS DAILY TARGET ETF | T-REX 2X LONG STSS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SUIG DAILY TARGET ETF | T-REX 2X LONG SUIG DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SYM DAILY TARGET ETF | T-REX 2X LONG SYM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG TEM DAILY TARGET ETF | T-REX 2X LONG TEM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG TMUS DAILY TARGET ETF | T-REX 2X LONG TMUS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG TONX DAILY TARGET ETF | T-REX 2X LONG TONX DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG TSM DAILY TARGET ETF | T-REX 2X LONG TSM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG UI DAILY TARGET ETF | T-REX 2X LONG UI DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG UNH DAILY TARGET ETF | T-REX 2X LONG UNH DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG UPST DAILY TARGET ETF | T-REX 2X LONG UPST DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG VEEV DAILY TARGET ETF | T-REX 2X LONG VEEV DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG VOYG DAILY TARGET ETF | T-REX 2X LONG VOYG DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG WGS DAILY TARGET ETF | T-REX 2X LONG WGS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
T-REX 2X LONG SQ DAILY TARGET ETF | T-REX 2X LONG SQ DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[3]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[5]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	Other Expenses are estimated for the Fund’s initial fiscal year.
[7]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[8]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[10]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[11]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[12]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[13]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[14]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[16]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[17]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[18]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[19]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[20]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[22]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[23]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[24]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[25]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[26]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[28]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[29]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[30]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[31]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[32]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[34]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[35]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[36]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[37]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[38]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[40]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[41]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.